SCHEDULE OF PURCHASE PRICE OF ACQUISITION (Parenthetical) (Details) - USD ($)	Dec. 31, 2023	Jun. 02, 2022
Restructuring Cost and Reserve [Line Items]
Property plant and equipment	$ 5,000,001
Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc [Member]
Restructuring Cost and Reserve [Line Items]
Accounts receivables and other receivables		$ 600,000
Property plant and equipment		200,000
Operating lease right-of-use assets		100,000
Other assets		1,600,000
Liabilities		$ 4,100,000